Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000014179
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 26,742	$ 27,777	$ 27,703	$ 27,768	$ 27,208	$ 26,427	$ 26,874	$ 27,427	$ 28,809	$ 28,199	$ 30,368	$ 28,709	$ 29,092	$ 28,466	$ 27,958	$ 26,432	$ 26,682	$ 25,595	$ 27,261	$ 26,346	$ 25,039	$ 24,883	$ 23,587	$ 21,691	$ 22,442	$ 23,352	$ 23,807	$ 22,950	$ 21,357	$ 22,055	$ 22,078	$ 22,366	$ 23,231	$ 21,881	$ 22,778	$ 21,314	$ 19,614	$ 21,321	$ 21,883	$ 20,190	$ 21,748	$ 21,626	$ 22,906	$ 22,425	$ 22,330	$ 24,051	$ 22,460	$ 23,315	$ 21,940	$ 22,998	$ 22,789	$ 22,496	$ 22,723	$ 22,699	$ 21,377	$ 20,229	$ 19,069	$ 19,726	$ 18,572	$ 16,405	$ 16,278	$ 17,057	$ 16,283	$ 15,784	$ 15,726	$ 14,665	$ 12,920	$ 15,800	$ 17,540	$ 17,779	$ 17,524	$ 16,955	$ 17,173	$ 17,039	$ 17,089	$ 16,723	$ 15,635	$ 16,154	$ 15,354	$ 15,097	$ 14,286	$ 13,258	$ 14,767	$ 14,293	$ 15,858	$ 15,881	$ 15,205	$ 14,703	$ 14,579	$ 14,183	$ 14,187	$ 14,091	$ 14,643	$ 14,040	$ 13,997	$ 13,344	$ 12,896	$ 12,505	$ 12,674	$ 12,465	$ 12,150	$ 11,999	$ 11,875	$ 11,853	$ 11,285	$ 11,285	$ 11,094	$ 10,538	$ 11,017	$ 11,098	$ 11,021	$ 10,850	$ 10,923	$ 10,610	$ 10,504	$ 9,824	$ 9,653	$ 10,170	$ 10,423	$ 10,152	$ 10,000
C000081644
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 26,588	27,221	27,162	27,250	26,711	25,965	26,426	26,976	28,360	27,771	29,932	28,309	28,703	28,103	27,625	26,133	26,396	25,336	27,006	26,114	24,829	24,698	23,422	21,552	22,311	23,223	23,702	22,862	21,281	21,994	22,031	22,329	23,205	21,877	22,791	21,335	19,650	21,367	21,944	20,259	21,834	21,731	23,028	22,562	22,474	24,231	22,634	23,512	22,141	23,224	23,032	22,744	22,991	22,984	21,661	20,509	19,336	20,022	18,863	16,667	16,553	17,356	16,577	16,074	16,032	14,959	13,185	16,133	17,925	18,177	17,928	17,356	17,589	17,467	17,528	17,168	16,058	16,602	15,786	15,531	14,704	13,655	15,217	14,745	16,368	16,398	15,710	15,202	15,084	14,683	14,698	14,606	15,192	14,575	14,532	13,865	13,406	13,011	13,194	12,986	12,665	12,517	12,393	12,379	11,796	11,801	11,608	11,029	11,541	11,632	11,560	11,390	11,470	11,152	11,048	10,341	10,165	10,716	10,992	10,710	10,000
C000014180
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,893,843			3,002,976			2,904,830			3,046,189			3,139,873			2,850,954			2,939,471			2,681,001			2,416,325			2,469,332			2,374,332			2,351,614			2,106,753			2,167,411			2,456,941			2,578,881			2,350,347			2,408,713			2,288,053			2,109,588			1,739,990			1,685,489			1,379,174			1,896,427			1,830,549			1,781,841			1,634,773			1,410,624			1,686,426			1,562,705			1,506,831			1,490,423			1,367,809			1,321,471			1,257,972			1,194,902			1,165,606			1,147,367			1,110,061			1,074,413			1,000,000
C000080480
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 27,522	28,595	28,523	28,595	28,022	27,227	27,700	28,264	29,703	29,077	31,324	29,613	30,017	29,381	28,857	27,285	27,560	26,434	28,170	27,224	25,875	25,729	24,389	22,434	23,216	24,156	24,638	23,757	22,110	22,834	22,867	23,166	24,073	22,676	23,617	22,103	20,339	22,111	22,701	20,951	22,568	22,450	23,786	23,284	23,196	24,990	23,337	24,232	22,806	23,914	23,700	23,402	23,642	23,622	22,255	21,063	19,857	20,551	19,352	17,094	16,968	17,780	16,979	16,459	16,402	15,298	13,478	16,493	18,312	18,564	18,303	17,713	17,941	17,808	17,862	17,484	16,350	16,898	16,063	15,797	14,950	13,875	15,459	14,969	16,611	16,636	15,933	15,409	15,280	14,870	14,880	14,781	15,365	14,736	14,690	14,008	13,541	13,136	13,312	13,098	12,769	12,612	12,483	12,464	11,868	11,873	11,673	11,090	11,599	11,682	11,604	11,430	11,508	11,182	11,072	10,356	10,177	10,728	10,995	10,709	10,000
C000142448
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,585,359	15,147,316	15,099,878	15,132,720	14,822,549	14,395,607	14,636,446	14,928,372	15,680,082	15,344,367	16,518,666	15,612,132	15,813,192	15,471,038	15,192,376	14,356,389	14,493,957	13,897,831	14,797,310	14,296,424	13,583,896	13,495,711	12,789,954	11,758,119	12,162,626	12,649,405	12,896,223	12,426,583	11,562,722	11,936,376	11,946,660	12,097,493	12,563,704	11,830,107	12,314,256	11,519,486	10,596,930	11,516,370	11,815,577	10,899,254	11,734,542	11,669,090	12,354,774	12,089,850	12,036,866	12,965,656	12,102,425	12,558,751	11,814,072	12,385,179	12,267,598	12,105,225	12,225,605	12,208,808	11,494,924	10,876,225	10,246,328	10,599,071	9,977,572	8,809,296	8,738,762	9,154,413	8,736,242	8,464,180	8,431,431	7,859,595	6,922,490	8,464,180	9,393,728	9,519,683	9,380,668	9,073,956	9,184,844	9,114,064	9,137,657	8,939,474	8,356,721	8,630,403	8,201,006	8,059,447	7,625,331	7,073,250	7,876,465	7,621,957	8,454,087	8,462,939	8,102,202	7,832,203	7,763,596	7,548,924	7,551,137	7,495,810	7,790,153	7,467,039	7,439,681	7,090,612	6,850,760	6,643,031	6,728,693	6,617,333	6,448,152	6,364,632	6,298,245	6,285,396	5,981,298	5,981,298	5,878,429	5,580,473	5,832,908	5,874,291	5,830,839	5,739,797	5,777,041	5,609,441	5,553,574	5,191,474	5,100,432	5,371,490	5,504,267	5,356,866	5,000,000
C000014177
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 39,248	39,240	38,788	38,701	38,249	36,441	36,267	37,484	37,850	36,267	37,307	36,013	37,240	36,921	36,484	35,661	34,838	33,679	34,972	34,636	33,276	32,872	31,570	28,321	28,974	30,834	30,700	29,762	28,104	28,388	28,003	26,630	27,635	26,245	27,302	25,598	24,211	26,517	27,903	25,548	27,085	27,402	29,307	28,154	30,176	32,983	31,415	31,710	29,908	31,546	30,481	28,712	27,697	27,828	25,912	24,994	24,536	25,355	24,989	22,757	23,230	23,784	22,415	21,112	21,080	19,760	17,365	19,125	20,428	19,972	19,490	18,969	18,839	18,904	18,562	18,302	17,228	17,716	17,131	16,464	15,569	14,463	15,549	15,143	15,843	15,661	15,157	14,499	14,275	14,009	13,897	14,037	14,373	13,324	13,231	12,893	12,479	12,102	11,999	11,792	11,989	11,566	11,170	11,067	10,803	10,483	10,415	10,285	10,455	10,455	10,553	10,082	10,301	10,017	10,147	9,546	9,571	10,163	10,306	10,353	10,000
C000102330
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 38,999	38,431	38,021	37,962	37,552	35,795	35,639	36,849	37,240	35,697	36,748	35,490	36,729	36,447	36,034	35,246	34,457	33,330	34,626	34,307	32,974	32,617	31,344	28,140	28,796	30,670	30,538	29,639	27,990	28,290	27,934	26,585	27,597	26,229	27,300	25,618	24,254	26,571	27,972	25,618	27,188	27,524	29,449	28,309	30,364	33,204	31,638	31,967	30,157	31,839	30,779	29,024	28,001	28,147	26,246	25,332	24,875	25,716	25,363	23,110	23,601	24,182	22,801	21,511	21,475	20,149	17,732	19,531	20,857	20,421	19,938	19,412	19,285	19,376	19,031	18,777	17,688	18,214	17,598	16,926	16,019	14,894	16,016	15,615	16,340	16,171	15,662	14,998	14,767	14,504	14,381	14,551	14,905	13,825	13,730	13,385	12,968	12,591	12,490	12,286	12,490	12,062	11,656	11,554	11,289	10,964	10,890	10,768	10,952	10,960	11,065	10,576	10,812	10,524	10,672	10,043	10,078	10,707	10,860	10,918	10,000
C000014178
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 4,245,702			4,182,915			3,918,777			3,916,612			4,018,556			3,846,095			3,769,215			3,540,652			3,119,421			3,202,055			3,009,932			2,817,808			2,601,234			2,741,284			3,142,900			3,534,218			3,202,593			3,073,764			2,771,823			2,709,422			2,480,496			2,254,450			1,854,371			2,130,426			2,006,917			1,949,006			1,823,199			1,539,634			1,683,383			1,540,438			1,474,852			1,414,311			1,323,348			1,249,648			1,182,451			1,109,835			1,106,631			1,065,167			1,072,539			1,073,460			1,000,000
C000243416
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,257,944	21,247,109	20,997,908	20,943,734	20,694,533	19,708,563	19,611,049	20,261,140	20,456,167	19,600,215	20,149,663	19,453,414	20,108,096	19,931,436	19,692,425	19,245,578	18,788,340	18,164,833	18,850,690	18,663,638	17,925,822	17,707,595	17,001,879	15,256,243	15,597,107	16,599,040	16,516,406	16,010,275	15,111,634	15,256,243	15,049,659	14,316,285	14,843,074	14,089,042	14,664,120	13,747,612	13,006,168	14,241,908	14,973,055	13,706,421	14,530,248	14,695,013	15,714,499	15,086,331	16,167,604	17,671,088	16,828,206	16,989,242	16,012,964	16,888,594	16,314,906	15,368,822	14,815,263	14,885,716	13,859,115	13,365,944	13,114,326	13,547,109	13,352,668	12,152,428	12,402,478	12,702,538	11,962,390	11,272,252	11,252,248	10,542,106	9,271,853	10,202,039	10,892,176	10,652,128	10,394,030	10,114,460	10,034,583	10,064,537	9,884,813	9,745,028	9,165,917	9,435,503	9,115,994	8,756,546	8,287,267	7,698,172	8,265,561	8,046,940	8,416,914	8,324,420	8,055,348	7,702,191	7,576,063	7,441,527	7,374,259	7,449,936	7,626,514	7,071,553	7,017,753	6,833,503	6,616,738	6,416,231	6,362,040	6,248,239	6,351,202	6,123,599	5,912,253	5,858,062	5,722,584	5,549,173	5,510,122	5,441,015	5,533,157	5,528,550	5,579,228	5,325,837	5,441,015	5,293,587	5,362,694	5,044,802	5,054,016	5,367,301	5,438,202	5,464,419	5,000,000
C000108310
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 26,923	27,240	26,778	27,046	27,029	26,567	27,159	28,213	29,558	28,067	29,186	27,232	27,557	27,620	26,852	25,851	25,541	25,130	26,448	25,797	24,750	24,292	23,187	21,028	21,813	23,059	22,651	21,979	20,673	21,058	20,741	20,552	21,322	20,152	20,782	19,625	18,185	19,703	20,235	18,660	20,370	20,427	21,839	21,101	21,732	22,974	21,405	22,280	21,683	22,870	22,552	21,796	21,789	22,167	20,709	20,085	18,978	19,939	19,175	17,193	17,302	17,501	16,834	16,102	16,475	15,711	14,236	16,256	17,437	17,257	17,088	16,490	16,319	16,465	16,147	15,721	14,756	14,927	14,514	14,095	13,542	12,493	13,602	13,194	14,041	13,858	13,468	12,822	12,652	12,609	12,554	12,676	13,084	12,573	12,585	12,267	11,979	11,770	11,800	11,686	11,614	11,434	11,284	11,326	10,822	10,522	10,443	10,155	10,539	10,557	10,551	10,257	10,353	10,233	10,263	9,645	9,567	9,963	10,241	10,137	10,000
C000108311
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 26,762	26,704	26,265	26,543	26,552	26,113	26,704	27,759	29,109	27,652	28,779	26,863	27,203	27,280	26,539	25,560	25,271	24,879	26,207	25,577	24,547	24,113	23,036	20,903	21,688	22,945	22,556	21,895	20,614	21,011	20,705	20,531	21,316	20,151	20,799	19,648	18,227	19,756	20,297	18,737	20,467	20,536	21,965	21,231	21,888	23,147	21,585	22,483	21,887	23,107	22,799	22,045	22,052	22,447	20,982	20,364	19,258	20,249	19,480	17,476	17,601	17,816	17,143	16,409	16,797	16,027	14,530	16,610	17,823	17,649	17,487	16,883	16,718	16,883	16,574	16,142	15,160	15,346	14,927	14,508	13,946	12,875	14,031	13,617	14,497	14,320	13,919	13,263	13,099	13,059	13,007	13,145	13,578	13,053	13,073	12,756	12,459	12,252	12,285	12,175	12,110	11,929	11,781	11,833	11,316	11,006	10,926	10,636	11,049	11,068	11,075	10,765	10,881	10,758	10,797	10,151	10,074	10,500	10,800	10,700	10,000
C000108312
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 2,913,801			2,925,602			2,935,716			3,032,646			2,976,328			2,789,701			2,852,718			2,618,425			2,349,724			2,365,467			2,231,647			2,166,312			1,954,186			2,003,837			2,343,985			2,464,037			2,324,096			2,334,502			2,216,563			2,133,312			1,849,778			1,720,146			1,519,989			1,841,718			1,740,111			1,675,564			1,545,804			1,330,204			1,493,583			1,362,735			1,333,374			1,334,651			1,271,235			1,239,187			1,195,828			1,114,766			1,115,823			1,084,409			1,085,038			1,052,995			1,000,000
C000181782
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,628,734	14,805,592	14,548,726	14,691,898	14,679,265	14,426,610	14,738,218	15,306,692	16,035,181	15,222,473	15,825,254	14,763,509	14,937,102	14,965,362	14,545,508	13,996,469	13,826,912	13,600,837	14,311,359	13,956,098	13,386,873	13,136,576	12,537,189	11,364,901	11,785,823	12,454,578	12,234,283	11,864,501	11,160,341	11,364,901	11,191,812	11,089,531	11,498,652	10,865,302	11,201,188	10,575,196	9,797,336	10,615,941	10,893,748	10,045,510	10,964,126	10,993,759	11,749,395	11,345,648	11,686,425	12,349,458	11,504,372	11,972,593	11,646,572	12,284,741	12,111,326	11,702,065	11,691,660	11,892,822	11,105,517	10,772,559	10,176,011	10,689,320	10,275,738	9,211,226	9,268,313	9,372,414	9,009,741	8,616,845	8,814,972	8,401,927	7,612,777	8,690,723	9,318,684	9,221,300	9,125,843	8,806,455	8,713,300	8,789,820	8,620,145	8,390,585	7,871,580	7,961,408	7,738,502	7,512,269	7,216,170	6,657,241	7,247,655	7,027,449	7,474,244	7,375,311	7,164,679	6,820,008	6,730,649	6,705,118	6,673,204	6,737,032	6,954,047	6,676,396	6,682,939	6,513,273	6,356,175	6,246,207	6,258,775	6,195,936	6,158,232	6,060,832	5,979,141	6,001,134	5,734,068	5,573,829	5,528,854	5,374,926	5,579,117	5,585,400	5,582,258	5,422,047	5,475,451	5,409,481	5,425,188	5,095,342	5,054,504	5,264,977	5,410,834	5,353,013	5,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,524	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,524	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 3,944,702			3,646,553			3,285,442			3,448,268			3,359,795			3,162,781			3,064,235			2,785,179			2,485,172			2,568,755			2,369,989			2,211,217			2,063,048			2,159,459			2,592,424			2,736,889			2,504,530			2,507,080			2,316,228			2,177,992			1,899,164			1,739,042			1,425,122			1,801,664			1,651,428			1,632,451			1,568,230			1,375,116			1,604,611			1,497,902			1,441,831			1,451,185			1,364,699			1,305,041			1,266,839			1,198,033			1,149,640			1,101,212			1,072,987			1,062,697			1,000,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,524	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,723,509	19,065,532	18,634,299	18,232,766	17,351,272	16,317,002	16,427,212	17,444,774	17,785,617	17,241,339	17,784,940	16,675,610	16,798,974	16,458,516	16,107,868	15,813,904	15,339,047	14,647,018	15,321,177	14,842,400	14,080,229	13,925,893	13,224,443	12,096,468	12,425,862	13,047,363	13,304,183	12,843,776	12,022,794	11,976,197	11,849,944	11,541,338	11,817,546	11,056,084	11,743,719	11,161,149	10,315,238	11,369,524	11,810,275	10,797,295	11,783,049	11,798,868	12,962,118	12,554,885	12,879,305	13,684,446	13,165,986	13,369,488	12,522,649	13,110,908	12,747,381	12,535,400	12,233,729	12,178,136	11,581,138	11,180,400	10,841,524	10,889,962	10,421,135	9,290,872	9,495,822	9,854,639	9,188,951	8,695,208	8,500,863	8,069,327	7,125,610	8,261,748	8,998,483	9,008,322	8,755,517	8,434,892	8,257,142	8,114,721	8,283,585	8,162,253	7,626,586	8,154,264	7,841,152	7,728,305	7,465,741	6,875,582	7,581,156	7,432,297	8,023,057	8,009,798	7,738,055	7,489,509	7,440,847	7,236,557	7,209,157	7,356,839	7,638,387	7,255,923	7,184,118	6,972,400	6,823,497	6,661,048	6,648,239	6,525,207	6,466,847	6,401,336	6,334,195	6,329,888	6,102,911	5,990,165	5,875,515	5,623,837	5,748,202	5,739,180	5,724,578	5,506,059	5,494,761	5,398,185	5,364,936	5,012,057	5,013,671	5,313,486	5,424,833	5,394,926	5,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988	14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988	14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844	10,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 4,152,966			3,840,911			3,462,077			3,616,583			3,531,504			3,335,176			3,198,173			2,892,810			2,589,999			2,677,649			2,462,384			2,290,652			2,129,630			2,238,949			2,668,628			2,797,260			2,519,439			2,504,859			2,307,588			2,173,382			1,937,956			1,779,093			1,475,896			1,835,645			1,682,998			1,654,893			1,586,608			1,396,072			1,614,326			1,498,761			1,449,004			1,460,088			1,369,113			1,310,402			1,271,147			1,198,448			1,154,304			1,111,489			1,084,853			1,070,426			1,000,000
EATON VANCE Index: S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,764,832	20,033,603	19,635,561	19,204,553	18,275,210	17,193,002	17,310,382	18,343,960	18,586,478	18,082,916	18,524,507	17,497,390	17,657,519	17,288,291	16,878,865	16,675,880	16,098,242	15,337,726	15,990,865	15,492,404	14,707,109	14,464,051	13,835,496	12,677,700	12,949,993	13,598,333	13,818,343	13,388,246	12,558,443	12,504,092	12,311,922	11,875,907	12,172,914	11,453,260	12,153,477	11,510,238	10,648,150	11,728,311	12,226,949	11,194,744	12,201,938	12,179,593	13,343,139	12,865,451	13,262,551	13,986,300	13,386,375	13,479,776	12,597,194	13,211,665	12,821,810	12,524,296	12,238,589	12,153,703	11,537,938	11,053,828	10,757,199	10,866,909	10,464,566	9,432,091	9,689,779	10,072,501	9,397,037	8,895,465	8,722,009	8,325,482	7,379,479	8,419,381	9,174,629	9,178,227	8,909,326	8,597,255	8,414,989	8,260,432	8,393,386	8,274,465	7,729,704	8,254,246	7,933,040	7,781,826	7,539,738	6,980,361	7,673,179	7,519,935	8,071,632	8,025,949	7,772,674	7,493,803	7,447,961	7,272,817	7,245,018	7,433,938	7,718,417	7,300,438	7,220,160	7,005,308	6,845,564	6,707,207	6,686,737	6,552,011	6,511,370	6,421,008	6,355,735	6,348,330	6,105,890	5,992,239	5,876,091	5,666,242	5,771,522	5,770,431	5,762,340	5,557,444	5,543,082	5,445,294	5,424,266	5,079,670	5,086,533	5,352,128	5,437,894	5,421,770	5,000,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,105	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,509	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,191	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,949	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 40,586	39,226	38,417	37,582	35,771	33,624	33,826	35,904	36,543	35,415	36,431	34,228	34,468	33,747	32,965	32,493	31,452	30,037	31,372	30,398	28,840	28,444	27,105	24,790	25,404	26,657	27,132	26,230	24,570	24,456	24,157	23,416	23,987	22,480	23,868	22,643	20,962	23,099	24,021	21,975	23,983	24,020	26,370	25,509	26,229	27,796	26,714	27,078	25,321	26,540	25,793	25,268	24,651	24,534	23,281	22,432	21,800	21,981	21,090	18,868	19,334	20,068	18,695	17,661	17,279	16,413	14,497	16,705	18,191	18,172	17,662	17,019	16,665	16,382	16,687	16,432	15,354	16,399	15,763	15,493	14,985	13,827	15,212	14,909	16,044	15,983	15,451	14,936	14,840	14,470	14,421	14,756	15,319	14,521	14,361	13,936	13,624	13,340	13,298	13,040	12,949	12,786	12,653	12,645	12,173	11,933	11,713	11,269	11,493	11,484	11,469	11,048	11,023	10,833	10,775	10,073	10,076	10,650	10,845	10,809	10,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 4,058,591			3,758,231			3,382,565			3,541,535			3,446,835			3,249,253			3,137,210			2,844,355			2,540,418			2,622,958			2,415,692			2,247,982			2,096,164			2,197,455			2,637,031			2,779,642			2,532,065			2,526,829			2,328,093			2,198,128			1,933,411			1,766,118			1,449,737			1,817,186			1,666,545			1,643,195			1,576,250			1,382,667			1,604,408			1,493,554			1,442,119			1,452,139			1,362,381			1,303,991			1,265,254			1,193,338			1,149,318			1,104,799			1,077,472			1,064,969			1,000,000
EATON VANCE Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 20,292,953	19,613,020	19,208,720	18,791,153	17,885,414	16,812,170	16,912,825	17,951,758	18,271,343	17,707,677	18,215,520	17,113,754	17,234,173	16,873,390	16,482,694	16,246,265	15,725,790	15,018,570	15,686,048	15,198,817	14,420,111	14,221,775	13,552,734	12,395,090	12,702,089	13,328,477	13,565,783	13,114,788	12,285,080	12,228,125	12,078,461	11,708,096	11,993,488	11,239,911	11,933,842	11,321,382	10,480,818	11,549,460	12,010,624	10,987,274	11,991,569	12,009,824	13,185,155	12,754,743	13,114,626	13,898,211	13,357,173	13,538,789	12,660,324	13,269,863	12,896,605	12,634,146	12,325,308	12,267,076	11,640,463	11,216,012	10,900,120	10,990,639	10,544,848	9,433,935	9,667,054	10,033,766	9,347,674	8,830,590	8,639,537	8,206,548	7,248,687	8,352,459	9,095,737	9,085,930	8,830,906	8,509,326	8,332,726	8,190,752	8,343,569	8,215,976	7,677,017	8,199,526	7,881,249	7,746,388	7,492,696	6,913,336	7,606,074	7,454,373	8,022,039	7,991,693	7,725,493	7,467,769	7,419,788	7,235,104	7,210,597	7,378,062	7,659,259	7,260,696	7,180,646	6,968,145	6,811,907	6,669,871	6,649,073	6,519,955	6,474,746	6,393,155	6,326,272	6,322,277	6,086,674	5,966,692	5,856,664	5,634,530	5,746,589	5,742,045	5,734,426	5,523,993	5,511,512	5,416,656	5,387,359	5,036,511	5,038,240	5,324,845	5,422,396	5,404,543	5,000,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,391	24,625	22,982	22,591	21,426	20,340	20,821	22,342	23,604	23,001	25,072	22,593	22,925	22,765	23,111	20,979	21,175	20,163	21,690	20,940	19,820	20,622	18,377	16,851	18,085	19,216	20,228	19,062	17,629	17,793	18,119	19,028	19,355	17,636	18,860	18,430	16,602	18,362	18,745	16,973	18,494	18,466	20,498	20,246	20,032	22,166	21,682	22,625	21,701	22,361	21,872	22,691	22,260	22,214	21,757	21,541	20,277	19,305	17,768	15,003	14,695	15,203	14,392	14,005	13,526	12,700	11,166	14,266	15,577	16,093	15,642	15,024	14,638	14,340	15,084	14,998	14,008	15,189	14,690	15,004	14,263	12,821	14,549	14,321	16,066	16,462	15,782	15,511	15,401	14,520	14,395	14,212	14,784	14,407	14,466	14,061	13,942	13,123	13,292	13,194	12,753	13,018	12,877	12,860	12,616	12,567	12,224	10,998	11,547	11,420	11,221	10,589	10,596	10,362	10,202	9,448	9,448	10,359	10,907	10,563	10,000
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 27,187	26,758	25,424	24,942	23,842	22,496	22,970	24,506	25,713	24,832	26,856	24,450	24,679	24,317	24,380	22,694	23,039	22,119	23,707	22,767	21,593	22,173	20,027	18,373	19,561	20,718	21,564	20,543	18,930	19,268	19,523	20,283	20,771	18,883	20,077	19,264	17,577	19,428	19,958	18,087	19,997	19,930	21,786	21,445	21,207	23,132	22,397	23,372	22,280	23,004	22,493	22,894	22,627	22,580	21,712	21,361	20,053	19,573	18,189	15,641	15,363	15,770	15,087	14,509	14,102	13,132	11,464	14,641	15,981	16,312	15,974	15,317	15,029	14,767	15,383	15,224	14,216	15,305	14,786	14,909	14,237	12,767	14,338	14,072	15,662	15,903	15,249	14,960	14,853	14,185	14,152	14,017	14,619	14,186	14,138	13,689	13,480	12,895	13,003	12,870	12,556	12,698	12,601	12,609	12,313	12,144	11,913	10,979	11,444	11,389	11,299	10,739	10,743	10,521	10,368	9,571	9,504	10,328	10,766	10,559	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,391	24,625	22,982	22,591	21,426	20,340	20,821	22,342	23,604	23,001	25,072	22,593	22,925	22,765	23,111	20,979	21,175	20,163	21,690	20,940	19,820	20,622	18,377	16,851	18,085	19,216	20,228	19,062	17,629	17,793	18,119	19,028	19,355	17,636	18,860	18,430	16,602	18,362	18,745	16,973	18,494	18,466	20,498	20,246	20,032	22,166	21,682	22,625	21,701	22,361	21,872	22,691	22,260	22,214	21,757	21,541	20,277	19,305	17,768	15,003	14,695	15,203	14,392	14,005	13,526	12,700	11,166	14,266	15,577	16,093	15,642	15,024	14,638	14,340	15,084	14,998	14,008	15,189	14,690	15,004	14,263	12,821	14,549	14,321	16,066	16,462	15,782	15,511	15,401	14,520	14,395	14,212	14,784	14,407	14,466	14,061	13,942	13,123	13,292	13,194	12,753	13,018	12,877	12,860	12,616	12,567	12,224	10,998	11,547	11,420	11,221	10,589	10,596	10,362	10,202	9,448	9,448	10,359	10,907	10,563	10,000
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 27,187	26,758	25,424	24,942	23,842	22,496	22,970	24,506	25,713	24,832	26,856	24,450	24,679	24,317	24,380	22,694	23,039	22,119	23,707	22,767	21,593	22,173	20,027	18,373	19,561	20,718	21,564	20,543	18,930	19,268	19,523	20,283	20,771	18,883	20,077	19,264	17,577	19,428	19,958	18,087	19,997	19,930	21,786	21,445	21,207	23,132	22,397	23,372	22,280	23,004	22,493	22,894	22,627	22,580	21,712	21,361	20,053	19,573	18,189	15,641	15,363	15,770	15,087	14,509	14,102	13,132	11,464	14,641	15,981	16,312	15,974	15,317	15,029	14,767	15,383	15,224	14,216	15,305	14,786	14,909	14,237	12,767	14,338	14,072	15,662	15,903	15,249	14,960	14,853	14,185	14,152	14,017	14,619	14,186	14,138	13,689	13,480	12,895	13,003	12,870	12,556	12,698	12,601	12,609	12,313	12,144	11,913	10,979	11,444	11,389	11,299	10,739	10,743	10,521	10,368	9,571	9,504	10,328	10,766	10,559	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 2,539,066			2,259,060			2,082,090			2,300,117			2,292,450			2,097,915			2,169,008			2,062,185			1,808,469			1,906,222			1,811,907			1,763,623			1,660,212			1,697,335			2,049,802			2,216,622			2,170,148			2,269,089			2,175,695			1,930,536			1,469,519			1,400,450			1,116,621			1,609,305			1,463,807			1,499,814			1,469,037			1,282,061			1,606,622			1,551,148			1,439,531			1,440,743			1,394,176			1,319,385			1,287,663			1,256,675			1,154,677			1,058,891			1,020,207			1,035,938			1,000,000
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 2,718,655			2,494,180			2,296,972			2,483,249			2,467,911			2,269,371			2,370,709			2,217,285			1,956,071			2,054,309			1,952,303			1,888,284			1,757,726			1,808,687			2,178,643			2,313,201			2,228,000			2,289,396			2,171,234			1,957,319			1,536,252			1,450,903			1,146,371			1,631,191			1,502,903			1,522,425			1,478,644			1,276,701			1,566,244			1,495,987			1,415,196			1,418,590			1,347,970			1,286,950			1,260,054			1,214,435			1,144,354			1,073,878			1,036,835			1,032,780			1,000,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,391	24,625	22,982	22,591	21,426	20,340	20,821	22,342	23,604	23,001	25,072	22,593	22,925	22,765	23,111	20,979	21,175	20,163	21,690	20,940	19,820	20,622	18,377	16,851	18,085	19,216	20,228	19,062	17,629	17,793	18,119	19,028	19,355	17,636	18,860	18,430	16,602	18,362	18,745	16,973	18,494	18,466	20,498	20,246	20,032	22,166	21,682	22,625	21,701	22,361	21,872	22,691	22,260	22,214	21,757	21,541	20,277	19,305	17,768	15,003	14,695	15,203	14,392	14,005	13,526	12,700	11,166	14,266	15,577	16,093	15,642	15,024	14,638	14,340	15,084	14,998	14,008	15,189	14,690	15,004	14,263	12,821	14,549	14,321	16,066	16,462	15,782	15,511	15,401	14,520	14,395	14,212	14,784	14,407	14,466	14,061	13,942	13,123	13,292	13,194	12,753	13,018	12,877	12,860	12,616	12,567	12,224	10,998	11,547	11,420	11,221	10,589	10,596	10,362	10,202	9,448	9,448	10,359	10,907	10,563	10,000
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 27,187	26,758	25,424	24,942	23,842	22,496	22,970	24,506	25,713	24,832	26,856	24,450	24,679	24,317	24,380	22,694	23,039	22,119	23,707	22,767	21,593	22,173	20,027	18,373	19,561	20,718	21,564	20,543	18,930	19,268	19,523	20,283	20,771	18,883	20,077	19,264	17,577	19,428	19,958	18,087	19,997	19,930	21,786	21,445	21,207	23,132	22,397	23,372	22,280	23,004	22,493	22,894	22,627	22,580	21,712	21,361	20,053	19,573	18,189	15,641	15,363	15,770	15,087	14,509	14,102	13,132	11,464	14,641	15,981	16,312	15,974	15,317	15,029	14,767	15,383	15,224	14,216	15,305	14,786	14,909	14,237	12,767	14,338	14,072	15,662	15,903	15,249	14,960	14,853	14,185	14,152	14,017	14,619	14,186	14,138	13,689	13,480	12,895	13,003	12,870	12,556	12,698	12,601	12,609	12,313	12,144	11,913	10,979	11,444	11,389	11,299	10,739	10,743	10,521	10,368	9,571	9,504	10,328	10,766	10,559	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 12,695,328	12,312,253	11,491,238	11,295,299	10,713,025	10,169,946	10,410,449	11,170,835	11,802,122	11,500,586	12,535,870	11,296,691	11,462,249	11,382,695	11,555,307	10,489,575	10,587,512	10,081,740	10,845,042	10,470,219	9,909,897	10,310,925	9,188,269	8,425,666	9,042,344	9,607,987	10,113,971	9,531,110	8,814,478	8,896,660	9,059,536	9,514,118	9,677,581	8,818,114	9,430,154	9,214,914	8,301,059	9,180,916	9,372,708	8,486,675	9,247,193	9,233,239	10,249,012	10,123,020	10,016,098	11,083,110	10,840,941	11,312,323	10,850,739	11,180,391	10,935,776	11,345,445	11,129,811	11,106,912	10,878,476	10,770,303	10,138,424	9,652,679	8,884,193	7,501,483	7,347,596	7,601,512	7,196,061	7,002,251	6,763,189	6,349,966	5,583,103	7,132,813	7,788,462	8,046,527	7,821,012	7,511,790	7,319,034	7,169,854	7,542,247	7,499,072	7,004,045	7,594,706	7,345,185	7,502,201	7,131,452	6,410,303	7,274,400	7,160,583	8,033,111	8,231,087	7,890,910	7,755,740	7,700,560	7,259,881	7,197,654	7,105,751	7,391,981	7,203,717	7,232,910	7,030,301	6,970,879	6,561,389	6,645,939	6,596,927	6,376,502	6,508,920	6,438,314	6,429,900	6,308,160	6,283,376	6,112,117	5,498,921	5,773,387	5,709,790	5,610,571	5,294,457	5,297,797	5,181,094	5,101,035	4,724,004	4,724,215	5,179,689	5,453,508	5,281,701	5,000,000
EATON VANCE Index: Russell 2500™Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Account Value	$ 13,593,275	13,379,028	12,711,915	12,470,902	11,921,000	11,247,786	11,484,859	12,252,889	12,856,372	12,416,244	13,428,221	12,225,062	12,339,553	12,158,537	12,189,874	11,346,855	11,519,479	11,059,447	11,853,546	11,383,730	10,796,450	11,086,423	10,013,266	9,186,320	9,780,354	10,358,879	10,782,211	10,271,547	9,465,237	9,634,164	9,761,513	10,141,679	10,385,421	9,441,419	10,038,456	9,631,833	8,788,627	9,713,888	9,979,139	9,043,436	9,998,730	9,965,087	10,893,217	10,722,731	10,603,310	11,566,005	11,198,696	11,686,222	11,140,002	11,501,755	11,246,468	11,446,979	11,313,258	11,289,877	10,856,169	10,680,505	10,026,406	9,786,596	9,094,332	7,820,365	7,681,259	7,885,125	7,543,586	7,254,514	7,050,881	6,565,900	5,731,857	7,320,353	7,990,358	8,155,955	7,987,062	7,658,373	7,514,516	7,383,621	7,691,307	7,612,125	7,107,853	7,652,289	7,393,220	7,454,619	7,118,428	6,383,505	7,169,058	7,036,166	7,831,220	7,951,697	7,624,654	7,479,933	7,426,270	7,092,744	7,075,981	7,008,705	7,309,277	7,092,950	7,069,160	6,844,311	6,739,848	6,447,430	6,501,382	6,434,750	6,277,903	6,348,880	6,300,271	6,304,746	6,156,438	6,072,174	5,956,528	5,489,532	5,721,768	5,694,469	5,649,416	5,369,391	5,371,543	5,260,635	5,184,175	4,785,526	4,752,146	5,163,898	5,383,116	5,279,425	5,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 56,146	53,314	52,724	50,806	47,761	43,879	43,115	47,081	48,836	47,888	47,469	44,578	44,726	43,494	42,606	43,344	40,606	38,312	40,009	39,317	36,806	35,910	34,387	31,007	31,455	33,264	33,566	32,472	30,393	29,068	28,784	26,943	27,266	25,169	27,255	26,067	24,628	27,280	28,613	25,547	27,744	28,405	32,306	31,090	32,469	35,517	34,782	34,571	31,815	33,702	32,488	31,451	29,595	30,010	28,098	27,623	27,630	27,836	26,612	24,140	24,989	26,222	23,770	22,071	21,150	19,820	17,265	19,149	20,548	20,099	19,510	18,682	18,169	18,167	18,307	17,903	16,752	17,882	17,109	16,636	16,061	14,736	16,123	15,953	17,520	17,423	16,519	16,048	15,895	15,228	15,175	15,603	16,023	14,963	14,847	14,410	13,872	13,694	13,447	13,099	13,134	12,801	12,515	12,372	11,878	11,491	11,351	11,109	11,376	11,335	11,391	10,878	10,921	10,713	10,811	10,128	10,133	10,732	10,892	10,861	10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 56,146	53,314	52,724	50,806	47,761	43,879	43,115	47,081	48,836	47,888	47,469	44,578	44,726	43,494	42,606	43,344	40,606	38,312	40,009	39,317	36,806	35,910	34,387	31,007	31,455	33,264	33,566	32,472	30,393	29,068	28,784	26,943	27,266	25,169	27,255	26,067	24,628	27,280	28,613	25,547	27,744	28,405	32,306	31,090	32,469	35,517	34,782	34,571	31,815	33,702	32,488	31,451	29,595	30,010	28,098	27,623	27,630	27,836	26,612	24,140	24,989	26,222	23,770	22,071	21,150	19,820	17,265	19,149	20,548	20,099	19,510	18,682	18,169	18,167	18,307	17,903	16,752	17,882	17,109	16,636	16,061	14,736	16,123	15,953	17,520	17,423	16,519	16,048	15,895	15,228	15,175	15,603	16,023	14,963	14,847	14,410	13,872	13,694	13,447	13,099	13,134	12,801	12,515	12,372	11,878	11,491	11,351	11,109	11,376	11,335	11,391	10,878	10,921	10,713	10,811	10,128	10,133	10,732	10,892	10,861	10,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 5,614,587			5,080,619			4,311,508			4,788,844			4,472,608			4,334,377			4,000,912			3,591,016			3,145,513			3,247,158			2,878,426			2,516,865			2,462,795			2,554,674			3,230,610			3,551,728			3,181,487			3,145,120			2,809,784			2,783,561			2,498,864			2,207,141			1,726,509			2,009,893			1,816,929			1,790,298			1,710,917			1,473,641			1,751,989			1,604,818			1,517,467			1,496,290			1,387,205			1,309,932			1,251,485			1,149,114			1,137,606			1,087,775			1,081,133			1,073,171			1,000,000
EATON VANCE Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 28,072,934	$ 26,656,840	$ 26,362,116	$ 25,403,094	$ 23,880,546	$ 21,939,340	$ 21,557,539	$ 23,540,588	$ 24,417,844	$ 23,944,221	$ 23,734,711	$ 22,289,034	$ 22,363,039	$ 21,746,937	$ 21,303,235	$ 21,671,883	$ 20,302,831	$ 19,156,050	$ 20,004,559	$ 19,658,487	$ 18,402,911	$ 17,955,082	$ 17,193,711	$ 15,503,643	$ 15,727,565	$ 16,632,082	$ 16,782,772	$ 16,235,792	$ 15,196,567	$ 14,534,126	$ 14,392,131	$ 13,471,286	$ 13,633,199	$ 12,584,327	$ 13,627,612	$ 13,033,705	$ 12,313,973	$ 13,639,994	$ 14,306,446	$ 12,773,372	$ 13,872,209	$ 14,202,380	$ 16,153,050	$ 15,544,967	$ 16,234,504	$ 17,758,640	$ 17,390,947	$ 17,285,264	$ 15,907,433	$ 16,851,198	$ 16,243,858	$ 15,725,601	$ 14,797,254	$ 15,004,790	$ 14,048,921	$ 13,811,634	$ 13,814,831	$ 13,917,807	$ 13,305,855	$ 12,069,987	$ 12,494,318	$ 13,111,199	$ 11,884,783	$ 11,035,706	$ 10,575,208	$ 9,909,914	$ 8,632,547	$ 9,574,437	$ 10,274,123	$ 10,049,466	$ 9,755,142	$ 9,340,757	$ 9,084,646	$ 9,083,519	$ 9,153,624	$ 8,951,492	$ 8,376,239	$ 8,941,078	$ 8,554,583	$ 8,317,832	$ 8,030,503	$ 7,368,203	$ 8,061,293	$ 7,976,569	$ 8,759,944	$ 8,711,256	$ 8,259,649	$ 8,024,090	$ 7,947,567	$ 7,613,842	$ 7,587,335	$ 7,801,270	$ 8,011,334	$ 7,481,452	$ 7,423,658	$ 7,204,778	$ 6,936,027	$ 6,847,002	$ 6,723,747	$ 6,549,662	$ 6,566,963	$ 6,400,532	$ 6,257,424	$ 6,185,876	$ 5,939,188	$ 5,745,570	$ 5,675,315	$ 5,554,460	$ 5,688,032	$ 5,667,301	$ 5,695,598	$ 5,438,873	$ 5,460,318	$ 5,356,302	$ 5,405,665	$ 5,064,132	$ 5,066,294	$ 5,365,856	$ 5,445,772	$ 5,430,529	$ 5,000,000